RELATED PARTY TRANSACTIONS - Schedule of Expense Resulting From The Related Party Transactions (Details - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total rent expense - operating leases	$ 26,926	$ 27,980
Total finance lease depreciation expense	2,364	2,362
Interest expense - leases	2,930	3,146
Related Party | Lessor Has Minority Interest in Medmar
Related Party Transaction [Line Items]
Total rent expense - operating leases	288	288
Total finance lease depreciation expense	306	306
Interest expense - leases	$ 185	$ 218